Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 99.2%
Aerospace & Defense — 1.5%
HEICO	30,000	$3,700
Total Aerospace & Defense		3,700

Apparel & Textiles — 1.5%
Oxford Industries	54,000	3,719
Total Apparel & Textiles		3,719

Banks — 10.4%
International Bancshares	117,000	4,792
Prosperity Bancshares	60,000	4,141
Synovus Financial	132,000	4,471
Texas Capital Bancshares *	63,000	3,406
Trustmark	126,000	4,324
United Community Banks	160,000	4,834
Total Banks		25,968

Building & Construction — 3.7%
Taylor Morrison Home, Cl A *	175,000	4,384
TopBuild *	48,000	4,988
Total Building & Construction		9,372

Chemicals — 2.3%
Huntsman	165,000	3,652
Kraton *	96,000	2,152
Total Chemicals		5,804

Commercial Services — 4.9%
ADT	460,000	3,560
Insperity	39,000	4,120
Kforce	109,000	4,459
Total Commercial Services		12,139

Computer Software — 7.2%
ACI Worldwide *	110,000	3,453
Ebix	92,000	3,922
j2 Global	45,000	4,273
RealPage *	71,000	4,299
Upland Software *	54,000	2,024
Total Computer Software		17,971

Computers & Services — 1.8%
Lumentum Holdings *	70,000	4,386
Total Computers & Services		4,386

Engineering Services — 1.9%
MasTec *	74,000	4,658
Total Engineering Services		4,658

Financial Services — 1.7%
Blucora *	115,000	2,487
FirstCash	22,000	1,857
Total Financial Services		4,344

Food, Beverage & Tobacco — 2.5%
Cal-Maine Foods	65,000	2,593
Fresh Del Monte Produce	115,000	3,668
Total Food, Beverage & Tobacco		6,261

Description	Shares	Value (000)

Gas & Natural Gas — 2.1%
Atmos Energy	28,000	$3,149
TerraForm Power, Cl A	119,000	2,021
Total Gas & Natural Gas		5,170

Insurance — 6.0%
American National Insurance	33,000	3,959
Amerisafe	65,000	4,130
Kemper	36,000	2,588
Primerica	34,000	4,290
Total Insurance		14,967

Leasing & Renting — 2.2%
Aaron’s	72,000	5,395
Total Leasing & Renting		5,395

Machinery — 4.5%
Alamo Group	34,000	3,640
Chart Industries *	60,000	3,518
Mueller Water Products, Cl A	340,000	3,978
Total Machinery		11,136

Manufacturing — 1.3%
Acuity Brands	27,000	3,369
Total Manufacturing		3,369

Materials — 1.4%
US Concrete *	69,000	3,606
Total Materials		3,606

Media — 4.4%
Cardlytics *	95,000	3,982
Gray Television *	240,000	3,938
Match Group	42,000	3,066
Total Media		10,986

Medical Products & Services — 9.7%
Amedisys *	35,000	4,498
Encompass Health	70,000	4,482
HMS Holdings *	80,000	2,615
Integer Holdings *	60,000	4,646
Luminex	160,000	3,279
US Physical Therapy	34,000	4,810
Total Medical Products & Services		24,330

Office Furniture & Fixtures — 1.9%
Tech Data *	40,000	4,860
Total Office Furniture & Fixtures		4,860

Paper & Paper Products — 1.3%
Neenah	49,000	3,160
Total Paper & Paper Products		3,160

Petroleum & Fuel Products — 6.6%
Archrock	315,000	3,036
Berry Petroleum	210,000	1,972
Cactus, Cl A	110,000	3,269
Diamondback Energy	43,000	3,688
Magnolia Oil & Gas *	295,000	2,897
Select Energy Services, Cl A *	230,000	1,748
Total Petroleum & Fuel Products		16,610

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Petroleum Refining — 1.8%
HollyFrontier	83,000	$4,560
Total Petroleum Refining		4,560

Real Estate Investment Trust — 5.9%
Lamar Advertising, Cl A	50,000	4,000
Medical Properties Trust	220,000	4,561
Preferred Apartment Communities, Cl A	175,000	2,506
Xenia Hotels & Resorts	175,000	3,684
Total Real Estate Investment Trust		14,751

Retail — 6.7%
Dave & Buster’s Entertainment	58,000	2,307
GMS *	67,000	2,007
Pool	24,000	4,978
Ruth’s Hospitality Group	205,000	4,219
Sally Beauty Holdings *	202,000	3,131
Total Retail		16,642

Semi-Conductors & Instruments — 4.0%
Cirrus Logic *	75,000	5,097
Diodes *	103,000	4,805
Total Semi-Conductors & Instruments		9,902
Total Common Stock (Cost $175,175 (000))		247,766

Cash Equivalent (A) — 0.8%
Federated Government Obligations Fund, Cl I, 1.740%	1,910,735	1,911
Total Cash Equivalent (Cost $1,911 (000))		1,911
Total Investments — 100.0% (Cost $177,086 (000))		$249,677

Percentages are based on net assets of $249,800 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2019.

Cl — Class

As of October 31, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended October 31, 2019, there were no transfers in or out of Level 3

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

    HHF-QH-002-2300

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)

Common Stock — 44.9%
Automotive — 0.5%
Ford Motor	23,079	$198
Total Automotive		198

Banks — 3.1%
New York Community Bancorp	21,193	247
Northwest Bancshares	16,139	272
PacWest Bancorp	6,407	237
People’s United Financial	12,903	209
Valley National Bancorp	19,135	221
Total Banks		1,186

Chemicals — 0.6%
LyondellBasell Industries, Cl A	2,628	236
Total Chemicals		236

Computers & Services — 2.2%
Seagate Technology	4,730	275
Western Union	12,628	316
Xerox Holdings	7,074	240
Total Computers & Services		831

Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings	3,168	186
Total Diversified Telecommunication Services		186

Drugs — 0.3%
Bristol-Myers Squibb	2,203	126
Total Drugs		126

Electrical Utilities — 3.1%
Consolidated Edison	2,891	267
Duke Energy	1,805	170
Entergy	1,676	204
FirstEnergy	4,185	202
Hawaiian Electric Industries	3,882	175
PPL	5,093	170
Total Electrical Utilities		1,188

Food, Beverage & Tobacco — 1.3%
Altria Group	4,208	188
Philip Morris International	1,850	151
Universal	2,858	157
Total Food, Beverage & Tobacco		496

Household Products — 0.8%
Kimberly-Clark	1,679	223
Newell Brands	4,110	78
Total Household Products		301

Information Technology — 0.6%
International Business Machines	1,810	242
Total Information Technology		242

Insurance — 1.3%
Metlife	1,717	80
Old Republic International	6,842	153
Prudential Financial	1,005	92

Description	Shares	Value (000)

Insurance (continued)
Safety Insurance Group	1,861	$181
Total Insurance		506

Media — 0.7%
Interpublic Group	4,324	94
Omnicom Group	2,520	195
Total Media		289

Medical Products & Services — 1.2%
AbbVie	3,241	258
CVS Health	1,827	121
Gilead Sciences	1,500	96
Total Medical Products & Services		475

Mortgage Real Estate Investment Trust — 0.4%
Starwood Property Trust	5,648	139
Total Mortgage Real Estate Investment Trust		139

Paper & Paper Products — 1.7%
Domtar	3,783	138
International Paper	2,339	102
Schweitzer-Mauduit International	5,152	209
WestRock	6,021	225
Total Paper & Paper Products		674

Petroleum & Fuel Products — 1.0%
Archrock	23,382	225
Helmerich & Payne	4,180	157
Total Petroleum & Fuel Products		382

Petroleum Refining — 1.2%
Chevron	1,223	142
Marathon Petroleum	1,248	80
Phillips 66	1,030	120
Valero Energy	1,224	119
Total Petroleum Refining		461

Pharmaceuticals — 0.2%
Pfizer	2,298	88
Total Pharmaceuticals		88

Real Estate Investment Trust — 19.3%
Alexandria Real Estate Equities	935	148
American Campus Communities	3,105	155
Apartment Investment & Management, Cl A	2,865	157
Armada Hoffler Properties	10,252	192
AvalonBay Communities	733	160
Boston Properties	959	132
Brandywine Realty Trust	6,941	106
Cousins Properties	3,308	133
CubeSmart	4,112	130
CyrusOne	2,306	164
DiamondRock Hospitality	11,159	111
Digital Realty Trust	1,138	145
Duke Realty	4,477	157
EastGroup Properties	902	121
EPR Properties	2,649	206
Equity Residential	1,988	176
Essex Property Trust	501	164
Extra Space Storage	1,307	147

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)

Real Estate Investment Trust (continued)
Federal Realty Investment Trust	1,009	$137
First Industrial Realty Trust	3,817	161
GEO Group	6,217	95
HCP	4,904	184
Highwoods Properties	2,628	123
Host Hotels & Resorts	6,344	104
Iron Mountain	3,331	109
Kimco Realty	8,031	173
Lamar Advertising, Cl A	1,713	137
Liberty Property Trust	2,929	173
Medical Properties Trust	5,821	121
Mid-America Apartment Communities	1,321	184
Monmouth Real Estate Investment, Cl A	7,952	120
National Retail Properties	2,972	175
Omega Healthcare Investors	2,945	130
Park Hotels & Resorts	4,007	93
Piedmont Office Realty Trust, Cl A	6,544	147
Public Storage	601	134
Realty Income	2,235	183
Ryman Hospitality Properties	1,854	156
Sabra Health Care	7,058	174
Senior Housing Properties Trust	5,259	52
Simon Property Group	1,377	207
SL Green Realty	1,208	101
STORE Capital	2,993	121
Tanger Factory Outlet Centers	13,087	211
Terreno Realty	3,353	189
Uniti Group	7,235	50
Ventas	2,085	136
Vornado Realty Trust	1,744	114
Washington	4,080	127
Weingarten Realty Investors	4,260	135
Welltower	1,977	179
Weyerhaeuser	3,646	107
Total Real Estate Investment Trust		7,446

Retail — 2.2%
American Eagle Outfitters	5,331	82
Brinker International	4,293	191
Buckle	11,741	245
Hanesbrands	5,246	80
Kohl’s	4,560	234
Total Retail		832

Semi-Conductors & Instruments — 0.6%
QUALCOMM	2,839	228
Total Semi-Conductors & Instruments		228

Specialized Consumer Services — 0.2%
H&R Block	3,266	82
Total Specialized Consumer Services		82

Telephones & Telecommunication — 0.9%
AT&T	3,801	146
Verizon Communications	3,470	210
Total Telephones & Telecommunication		356

Wholesale — 1.0%
Cardinal Health	3,626	179

Description	Shares/Face Amount (000)	Value (000)

Wholesale (continued)
Patterson	11,711	$201
Total Wholesale		380
Total Common Stock (Cost $15,376 (000))		17,328

Corporate Bonds — 41.0%
Automotive — 0.6%
General Motors Financial (A)
6.500%, VAR ICE LIBOR USD 3 Month+3.436%, 03/30/68	250	251
Total Automotive		251

Banks — 1.4%
Citizens Financial Group (A)
6.375%, VAR ICE LIBOR USD 3 Month+3.157%, 01/06/68	250	266
JPMorgan Chase (A)
5.000%, VAR United States Secured Overnight Financing Rate+3.380%, 02/01/68	250	260
Total Banks		526

Building & Construction — 2.8%
PulteGroup
5.500%, 03/01/26	500	560
Standard Industries (B)
5.375%, 11/15/24	500	514
Total Building & Construction		1,074

Consumer Finance — 1.3%
MMC Energy Escrow
9.250%, 10/15/20	500	—
Quicken Loans (B)
5.250%, 01/15/28	500	516
Total Consumer Finance		516

Electrical Utilities — 2.6%
Dominion Energy
4.404%, VAR ICE LIBOR USD 3 Month+2.300%, 09/30/66	250	235
NRG Energy (B)
5.250%, 06/15/29	500	536
PPL Capital Funding
4.769%, VAR ICE LIBOR USD 3 Month+2.665%, 03/30/67	250	223
Total Electrical Utilities		994

Entertainment — 2.1%
International Game Technology (B)
6.500%, 02/15/25	500	556
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	250	272
Total Entertainment		828

Financial Services — 0.1%
E*TRADE Financial (A)
5.875%, VAR ICE LIBOR USD 3 Month+4.435%, 03/15/68	50	52
Total Financial Services		52

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)

Food, Beverage & Tobacco — 2.8%
Land O’ Lakes (A) (B)
8.000%, 09/15/68	$113	$114
Pyxus International (B)
8.500%, 04/15/21	500	491
Vector Group (B)
6.125%, 02/01/25	500	480
Total Food, Beverage & Tobacco		1,085

Gas & Natural Gas — 2.0%
Plains All American Pipeline (A)
6.125%, VAR ICE LIBOR USD 3 Month+4.110%, 11/15/67	250	233
Sunoco
6.000%, 04/15/27	500	525
Total Gas & Natural Gas		758

Hotels, Restaurants & Leisure — 1.4%
Hilton Domestic Operating
5.125%, 05/01/26	500	525
Total Hotels, Restaurants & Leisure		525

Industrials — 1.3%
BNSF Funding Trust I
6.613%, VAR ICE LIBOR USD 3 Month+2.350%, 12/15/55	250	279
General Electric (A)
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 06/15/68	250	241
Total Industrials		520

IT Services — 1.4%
VeriSign
4.750%, 07/15/27	500	528
Total IT Services		528

Media — 2.7%
AMC Networks
5.000%, 04/01/24	500	509
Sirius XM Radio (B)
5.000%, 08/01/27	500	526
Total Media		1,035

Medical Products & Services — 1.3%
CHS
7.125%, 07/15/20	500	499
Total Medical Products & Services		499

Metals & Mining — 0.8%
BHP Billiton Finance USA (B)
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/75	250	293
Total Metals & Mining		293

Oil, Gas & Consumable Fuels — 3.3%
Cheniere Corpus Christi Holdings
5.875%, 03/31/25	500	554
Enbridge
5.500%, VAR ICE LIBOR USD 3 Month+3.418%, 07/15/77	250	255

Description	Face Amount (000)/Shares	Value (000)

Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners (B)
5.500%, 01/15/28	$500	$470
Total Oil, Gas & Consumable Fuels		1,279

Petroleum & Fuel Products — 0.9%
Antero Resources
5.000%, 03/01/25	500	330
Total Petroleum & Fuel Products		330

Real Estate Investment Trust — 1.4%
GLP Capital
5.375%, 04/15/26	500	550
Total Real Estate Investment Trust		550

Real Estate Management & Development — 1.30%
Brookfield Property Partners (B)
5.750%, 05/15/26	500	522
Total Real Estate Management & Development		522

Retail — 5.9%
AerCap Global Aviation Trust (B)
6.500%, VAR ICE LIBOR USD 3 Month+4.300%, 06/15/45	250	274
Aramark Services (B)
5.000%, 02/01/28	500	523
L Brands
5.250%, 02/01/28	500	464
Staples (B)
7.500%, 04/15/26	500	520
United Rentals North America
4.875%, 01/15/28	500	516
Total Retail		2,297

Transportation Services — 1.4%
XPO Logistics (B)
6.750%, 08/15/24	500	541
Total Transportation Services		541

Wireless Telecommunication Services — 2.2%
United States Cellular
6.700%, 12/15/33	500	543
Vodafone Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.873%, 04/04/79	250	289
Total Wireless Telecommunication Services		832
Total Corporate Bonds (Cost $15,526 (000))		15,835

Preferred Stock — 8.3%
Automotive — 0.7%
Ford Motor 6.200%, 06/01/2059	10,000	266
Total Automotive		266

Banks — 0.7%
Bank of America 5.375%(A)	10,000	266
Total Banks		266

Diversified Telecommunication Services — 0.7%
Qwest 6.750%, 06/15/2057	10,000	263
Total Diversified Telecommunication Services		263

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)

Electrical Utilities — 1.4%
CMS Energy 5.875%, 03/01/2079	10,000	$280
Duke Energy 5.625%, 09/15/2078	10,000	272
Total Electrical Utilities		552

Financial Services — 0.6%
Northern Trust 4.700%*(A)	10,000	251
Total Financial Services		251

Insurance — 2.8%
Allstate 5.100%(A)	10,000	262
American International Group 5.850%(A)	10,000	272
RenaissanceRe Holdings 5.750%(A)	10,000	270
WR Berkley 5.700%, 03/30/2058	10,000	264
Total Insurance		1,068

Real Estate Management & Development — 0.7%
Brookfield Property Partners 6.500%(A)	10,000	267
Total Real Estate Management & Development		267

Telephones & Telecommunication — 0.7%
AT&T 5.625%, 08/01/2067	10,000	275
Total Telephones & Telecommunication		275
Total Preferred Stock (Cost $2,996 (000))		3,208

Registered Investment Companies — 3.7%
Commodity and Currency Exchange Traded Fund — 3.6%
Alerian MLP ETF	163,689	1,398
Total Commodity and Currency Exchange Traded Fund		1,398

Open-End Funds — 0.1%
BlackRock Floating Rate Income Portfolio	850	8
BlackRock High Yield Bond Portfolio	119	1
Total Open-End Funds		9

Exchange Traded Fund — 0.0%
VanEck Vectors Preferred Securities ex Financials ETF	95	2
Total Exchange Traded Fund		2
Total Registered Investment Companies (Cost $1,594 (000))		1,409

Cash Equivalent (C) — 1.2%
Federated Government Obligations Fund, Cl I, 1.740%	460,698	461
Total Cash Equivalent (Cost $461 (000))		461
Total Investments — 99.1% (Cost $35,953 (000))		$38,241

Percentages are based on net assets of $38,585 (000).

(A)	Perpetual Maturity
(B)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2019, the value of these securities amounted to $6,876 (000), representing 17.8% of the net assets.

(C)	The rate reported is the 7-day effective yield as of October 31, 2019.

Cl — Class
ETF — Exchange Traded Fund
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
MLP — Master Limited Partnership USD — United States Dollar VAR — Variable Rate

The following is a list of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$17,328	$—	$—	$17,328
Corporate Bonds	—	15,835	—	15,835
Preferred Stock	1,344	1,864	—	3,208
Registered Investment Companies	1,409	—	—	1,409
Cash Equivalent	461	—	—	461
Total Investments in Securities	$20,542	$17,699	$—	$38,241

Amounts designated as “-” are either $0 or have been rounded to $0.

During the period ended October 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-1500

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Common Stock — 97.9%
Australia — 1.1%
BHP Group ADR	49,525	$2,422
Total Australia		2,422

Austria — 3.3%
Erste Group Bank	79,730	2,817
Schoeller-Bleckmann Oilfield Equipment	33,626	1,921
Voestalpine	106,137	2,658
Total Austria		7,396

Brazil — 2.8%
Banco Bradesco ADR	417,985	3,662
JBS	383,000	2,699
Total Brazil		6,361

Canada — 2.6%
Magna International	69,305	3,734
Rogers Communications, Cl B	43,909	2,068
Total Canada		5,802

Chile — 0.7%
Sociedad Quimica y Minera de Chile ADR	62,463	1,698
Total Chile		1,698

China — 3.4%
Anhui Conch Cement, Cl H	636,000	3,811
Baidu ADR *	19,198	1,955
BYD, Cl H	437,000	2,057
Total China		7,823

Colombia — 1.5%
Bancolombia ADR	66,879	3,470
Total Colombia		3,470

Czech Republic — 0.7%
Komercni Banka	45,951	1,555
Total Czech Republic		1,555

France — 8.7%
Capgemini	28,551	3,216
Eurofins Scientific	7,358	3,728
Safran	40,687	6,438
Societe Generale	97,028	2,755
Sodexo	32,871	3,616
Total France		19,753

Germany — 5.6%
Continental	23,941	3,202
Merck KGaA	34,852	4,156
MTU Aero Engines	9,584	2,560
Vonovia	53,441	2,845
Total Germany		12,763

Hong Kong — 5.1%
ANTA Sports Products	445,000	4,361
China Life Insurance, Cl H	1,318,000	3,430
Shanghai Fosun Pharmaceutical Group, Cl H	592,000	1,677

Description	Shares	Value (000)

Hong Kong — (continued)
Sinopharm Group, Cl H	606,800	$2,179
Total Hong Kong		11,647

India — 4.0%
HDFC Bank ADR	71,806	4,387
ICICI Bank ADR	360,940	4,703
Total India		9,090

Italy — 1.7%
Prysmian	167,405	3,868
Total Italy		3,868

Japan — 7.2%
Denso	96,000	4,495
Hitachi	89,900	3,384
Secom	56,200	5,231
Toray Industries	442,200	3,153
Total Japan		16,263

Mexico — 1.4%
Grupo Financiero Banorte, Cl O	563,700	3,093
Total Mexico		3,093

Netherlands — 4.9%
Heineken	43,455	4,434
RELX	160,446	3,859
Royal Dutch Shell, Cl A	100,041	2,906
Total Netherlands		11,199

Norway — 5.0%
DNB	259,312	4,720
Equinor ADR	196,543	3,638
Norsk Hydro	850,526	3,006
Total Norway		11,364

Panama — 1.5%
Carnival	79,618	3,415
Total Panama		3,415

Singapore — 2.4%
DBS Group Holdings	214,500	4,098
United Industrial	634,400	1,352
Total Singapore		5,450

South Korea — 1.9%
Samsung Electronics	99,816	4,324
Total South Korea		4,324

Spain — 2.7%
Amadeus IT Group, Cl A	83,743	6,198
Total Spain		6,198

Switzerland — 6.0%
Credit Suisse Group ADR	233,697	2,893
Novartis ADR	63,704	5,570
Roche Holding	17,436	5,244
Total Switzerland		13,707

Taiwan — 5.6%
ASE Technology Holding	1,388,376	3,626

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Taiwan — (continued)
Hon Hai Precision Industry	1,033,880	$2,737
Taiwan Semiconductor Manufacturing	649,000	6,365
Total Taiwan		12,728

Turkey — 0.0%
Akbank T.A.S.	1	—
Total Turkey		—

United Kingdom — 9.4%
BAE Systems	411,204	3,066
Barclays	1,596,773	3,466
Diageo	148,806	6,093
HSBC Holdings	455,593	3,437
ITV	1,233,955	2,136
Rio Tinto ADR	61,100	3,178
Total United Kingdom		21,376

United States — 8.6%
Check Point Software Technologies *	32,304	3,631
Core Laboratories	59,527	2,622
Everest Re Group	18,457	4,745
ICON *	57,669	8,471
Total United States		19,469
Total Common Stock (Cost $164,168 (000))		222,234

Cash Equivalents (A)— 1.6%
Dreyfus Government Cash Management, Cl I, 1.730%	1,537,665	1,538
Federated Government Obligations Fund, Cl I, 1.740%	2,198,943	2,199
Total Cash Equivalents (Cost $3,737 (000))		3,737
Total Investments — 99.5% (Cost $167,905 (000))		$225,971

Percentages are based on net assets of $227,009 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended October 31, 2019, there were no transfers in or out of Level 3

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-2300

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND

Description	Shares	Value (000)

Registered Investment Companies — 96.3%

Equity Exchange Traded Funds — 36.1%
iShares Core S&P 500 ETF	6,869	$2,095
iShares MSCI EAFE Index Fund	14,749	994
iShares MSCI EAFE Small-Capital ETF	5,094	304
iShares MSCI Emerging Markets ETF	7,286	310
iShares MSCI Frontier 100 ETF	14,540	411
iShares Russell 2000 ETF	4,815	748
iShares US Preferred Stock ETF	16,324	613
Total Equity Exchange Traded Funds		5,475
Fixed Income Exchange Traded Funds — 35.0%
iShares 20+ Year Treasury Bond ETF	11,229	1,586
iShares Core U.S. Aggregate Bond ETF	14,543	1,646
iShares iBoxx $ High Yield Corporate Bond ETF	4,679	406
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,808	614
iShares Short Maturity Bond ETF	8,698	438
SPDR Bloomberg Barclays International Treasury Bond ETF	21,339	617
Total Fixed Income Exchange Traded Funds		5,307
Real Estate Exchange Traded Funds — 14.2%
Vanguard Global ex-U.S. Real Estate ETF	11,419	695
Vanguard Real Estate ETF	15,423	1,455
Total Real Estate Exchange Traded Funds		2,150
Commodity and Currency Exchange Traded Funds — 11.0%
First Trust North American Energy Infrastructure Fund	11,279	280
iShares Commodities Select Strategy ETF	6,910	220
iShares MSCI Global Gold Miners ETF	18,214	419
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	22,148	751
Total Commodity and Currency Exchange Traded Funds		1,670
Total Registered Investment Companies (Cost $13,679 (000))		14,602

Cash Equivalent (A) — 3.8%
Federated Government Obligations Fund, Cl I, 1.740%	582,833	583
Total Cash Equivalent (Cost $583 (000))		583
Total Investments — 100.1% (Cost $14,262 (000))		$15,185

Percentages are based on net assets of $15,164 (000).

(A)	The rate reported is the 7-day effective yield as of October 31, 2019.

Cl — Class
EAFE — Europe, Australasia and the Far East
EM — Emerging Markets

ETF — Exchange Traded Fund
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depository Receipts

As of October 31, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-013-0900

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 95.5%
Australia — 3.0%
Charter Hall Group	31,154	$242
JB Hi-Fi	4,931	126
Sandfire Resources NL	15,431	62
Total Australia		430

Belgium — 0.7%
KBC Ancora	2,197	105
Total Belgium		105

Canada — 3.0%
Fiera Capital, Cl A	20,787	166
Mullen Group	5,478	34
Northland Power	3,752	75
Parex Resources *	5,630	76
Superior Plus	7,782	70
Total Canada		421

Denmark — 0.2%
H+H International, Cl B *	2,276	35
Total Denmark		35

Finland — 1.2%
Scanfil	7,338	36
Terveystalo	6,944	77
Tokmanni Group	4,943	63
Total Finland		176

France — 6.0%
Cie Plastic Omnium	3,394	93
Eiffage	1,275	137
Envea	2,077	192
EVOLIS	2,642	88
Faurecia	839	39
Fountaine Pajot	322	33
Nexity	2,113	109
Ubisoft Entertainment *	1,201	71
Virbac *	370	90
Total France		852

Germany — 4.4%
Cewe Stiftung & KGAA	1,051	101
Corestate Capital Holding	1,946	72
DIC Asset	8,241	115
DMG Mori	1,992	94
Eckert & Ziegler	1,213	213
Rheinmetall	258	31
Total Germany		626

Hong Kong — 4.1%
CITIC Telecom International Holdings	244,766	93

Description	Shares	Value (000)

Hong Kong — (continued)
Dynam Japan Holdings	74,000	$96
HKBN	70,566	126
K Wah International Holdings	178,751	98
Melco International Development	38,533	102
Tianneng Power International	90,000	59
Total Hong Kong		574

Israel — 3.2%
AudioCodes	7,592	160
Hilan	4,371	194
Kamada *	18,076	94
Total Israel		448

Italy — 9.5%
A2A	67,711	137
ACEA	5,977	119
Azimut Holding	12,473	257
DiaSorin	1,947	219
Gamenet Group	8,943	126
Hera	26,635	114
Iren	11,116	34
Italgas	20,419	131
Mediaset	31,164	93
Unieuro	7,941	115
Total Italy		1,345

Japan — 26.0%
Broadleaf	13,400	76
Capcom	4,700	112
Daiwabo Holdings	1,800	79
Ebara Jitsugyo	5,000	100
Financial Products Group	9,500	97
Foster Electric	2,900	52
Fukui Computer Holdings	7,000	188
Glory	3,400	101
Happinet	2,700	34
Itochu Enex	11,300	95
Jeol	4,500	121
Kintetsu World Express	7,000	114
Kito	5,700	88
KYORIN Holdings	5,300	94
Meitec	2,200	115
NichiiGakkan	10,400	177
Nichi-iko Pharmaceutical	7,500	88
Nisso	9,400	114
Nojima	5,300	95
Odelic	900	33
Optorun	1,100	34
Organo	2,200	121
PAL GROUP Holdings	2,000	64
Pharma Foods International *	18,200	84
Raysum	9,300	99
Relia	6,000	79
Riso Kagaku	5,200	86

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)

Japan — (continued)
Shibaura Mechatronics	3,400	$114
SRA Holdings	1,400	34
St. Marc Holdings	4,100	92
Sumitomo Densetsu	3,500	74
Systena	6,500	94
T-Gaia	4,300	105
Tokuyama	3,600	97
Tokyo Steel Manufacturing	16,100	130
Tokyu Construction	4,300	34
Topcon	5,300	74
Tosei	6,700	85
Will Group	3,400	32
Yuasa Trading	3,300	103
ZERIA Pharmaceutical	4,200	80
Total Japan		3,688

Netherlands — 1.3%
ForFarmers	9,369	57
Signify	4,245	124
Total Netherlands		181

Norway — 2.3%
AF Gruppen	9,553	183
DNO	49,330	60
Selvaag Bolig	15,705	87
Total Norway		330

Singapore — 2.6%
Best World International	70,700	71
Cache Logistics Trust	119,200	64
Mapletree Industrial Trust	122,276	228
Total Singapore		363

South Korea — 3.3%
Dongwon Development	32,979	125
Huchems Fine Chemical	7,551	144
JW Pharmaceutical	3,754	93
Maeil Dairies	1,479	112
Total South Korea		474

Spain — 3.4%
CIE Automotive	4,254	106
Faes Farma	46,599	267
Grupo Empresarial San Jose *	7,349	57
Talgo *	7,972	50
Total Spain		480

Sweden — 3.5%
Doro *	8,525	37
Instalco	7,727	85
Lindab International	10,535	118
Medcap *	16,258	222

Description	Shares	Value (000)

Sweden — (continued)
Scandi Standard	5,244	$39
Total Sweden		501

Switzerland — 3.4%
Adecco Group	1,681	100
Conzzeta	109	94
Galenica	1,835	110
Intershop Holding	173	95
Rieter Holding	655	89
Total Switzerland		488

United Kingdom — 13.6%
Avast	27,428	147
Dialog Semiconductor *	1,497	67
Drax Group	23,049	89
EMIS Group	7,573	105
Ferrexpo	47,498	77
Firstgroup *	20,928	35
Games Workshop Group	2,430	141
Go-Ahead Group	3,354	89
IG Group Holdings	6,454	53
Judges Scientific	3,624	208
Man Group	33,723	63
Paragon Banking Group	17,400	113
Polypipe Group	15,661	92
Redrow	17,963	140
Safestore Holdings	16,813	153
Spirent Communications	33,285	86
Springfield Properties	23,601	36
SThree	24,947	92
Tate & Lyle	12,621	110
Vectura Group	29,124	33
Total United Kingdom		1,929

United States — 0.5%
Atlantica Yield	3,021	73
Total United States		73
Total Common Stock (Cost $12,324 (000))		13,519

Preferred Stock — 0.7%
Germany — 0.7%
STO & KGaA 0.247%	918	100
Total Germany		100
Total Preferred Stock (Cost $111 (000))		100

Cash Equivalents (A) — 3.0%
Dreyfus Government Cash Management, Cl I, 1.730%	215,102	215

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)

Federated Government Obligations Fund, Cl I, 1.740%	214,227	$214
Total Cash Equivalents (Cost $429 (000))		429
Total Investments — 99.2% (Cost $12,864 (000))		$14,048

Percentages are based on net assets of $14,160 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2019.

Cl — Class

As of October 31, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended October 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-014-0900

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 95.8%
Louisiana — 95.8%

Ascension Parish, RB, AGM
Callable 12/05/19 @ 100 3.250%, 04/01/35	$85	$85
Bienville, Parish School District No. 1 Arcadia, GO, BAM
Callable 03/01/28 @ 100 3.000%, 03/01/30	150	159
Calcasieu Parish Recreation District No. 1 Ward 3, GO, AGM
5.000%, 01/15/24	150	170
Central, Community School System, RB
4.000%, 01/01/30	275	320
Central, Community School System, GO
Callable 03/01/24 @ 100 4.000%, 03/01/30	150	162
Desoto, Parish School Board, RB
Callable 05/01/22 @ 100 3.500%, 05/01/32	270	278
Iberia, Parishwide School District, GO
Callable 03/01/24 @ 100 3.750%, 03/01/33	275	290
Lafayette, Parish Law Enforcement District, Limited Tax, GO
Callable 03/01/22 @ 100 3.250%, 03/01/32	180	184
Lafayette, Parish School Board, RB
Callable 04/01/27 @ 100 4.000%, 04/01/40	250	277
Lafayette, Utilities Revenue, RB, AGM
Callable 05/01/29 @ 100 5.000%, 11/01/44	100	121
Lafayette, Utilities Revenue, RB, AGM
Callable 11/01/27 @ 100 4.000%, 11/01/35	150	169
Lafourche, Parish School Board, GO, BAM
Callable 03/01/27 @ 100 3.125%, 03/01/37	250	260
Louisiana, Local Government Environmental Facilities & Community Development Authority, Bossier City Project, RB
Callable 11/01/25 @ 100 5.000%, 11/01/32	150	177
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100 4.125%, 12/01/32	100	104
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, RB
Callable 10/01/24 @ 100 5.000%, 10/01/34	250	286

Description	Face Amount (000)	Value (000)

Louisiana — (continued)

Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100 4.625%, 09/01/41	$200	$209
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100 4.000%, 09/01/37	200	210
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB, BAM
Callable 02/01/28 @ 100 5.000%, 02/01/30	150	186
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100 4.900%, 07/01/41	175	184
Louisiana, Transportation Authority, Ser A, RB
Callable 08/15/23 @ 100 4.500%, 08/15/43	250	270
New Orleans, Louisiana Water System Revenue, RB
5.000%, 12/01/24	225	261
Plaquemine City, Sales & Use Tax Project, RB, AGM
Callable 12/01/27 @ 100 3.500%, 12/01/29	250	279
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101 4.550%, 03/01/28	115	117
Shreveport, Louisiana Water & Sewer Revenue, Ser C, RB, BAM
Callable 12/01/28 @ 100 4.000%, 12/01/33	210	240
St. Charles Parish, School District No. 1, GO
Callable 03/01/22 @ 100 3.000%, 03/01/30	200	205
St. John the Baptist Parish, GO
Callable 03/01/25 @ 100 3.500%, 03/01/30	110	119
St. Tammany Parish, Hospital Service District No. 2, GO
Callable 03/01/22 @ 100 3.125%, 03/01/32	260	265
St. Tammany Parish, Recreation District No. 14, GO
Callable 04/01/24 @ 100 3.750%, 04/01/34	175	187

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount /Shares (000)	Value (000)

Louisiana — (continued)

Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM, Pre-Refunded @ 100
5.250%, 04/01/21 (A)	$100	$106
West Ouachita, Parish School District, RB
Callable 09/01/25 @ 100 3.750%, 09/01/34	190	205
Zachary, Community School District No. 1, GO
Callable 03/01/22 @ 100 3.500%, 03/01/32	200	206
Total Louisiana		6,291
Total Municipal Bonds (Cost $6,013 (000))		6,291

Cash Equivalent (B) — 3.6%
Federated Government Obligations Fund, Cl I, 1.740%	234,794	235
Total Cash Equivalent (Cost $235 (000))		235
Total Investments — 99.4% (Cost $6,248 (000))		$6,526

Percentages are based on net assets of $6,563 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of October 31, 2019.

AGM — Assured Guaranty Municipal
BAM— Build America Mutual
Cl — Class
GO — General Obligation
RB — Revenue Bond
Ser — Series

The following is a list of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$6,291	$—	$6,291
Cash Equivalent	235	—	—	235
Total Investments in Securities	$235	$6,291	$—	$6,526

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended October 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-1800

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)

Common Stock — 98.4%
Aerospace & Defense — 2.5%
Ducommun *	3,461	$171
Vectrus *	3,341	153
Total Aerospace & Defense		324

Air Freight & Logistics — 1.0%
Radiant Logistics *	24,500	132
Total Air Freight & Logistics		132

Banks — 13.0%
Camden National	2,615	116
Capital City Bank Group	4,937	140
ConnectOne Bancorp	6,091	148
Dime Community Bancshares	5,399	104
Federal Agricultural Mortgage, Cl C	1,750	148
Financial Institutions	4,924	155
Horizon Bancorp	7,826	143
Parke Bancorp	6,292	151
Peapack Gladstone Financial	5,100	149
Southern National Bancorp of Virginia	9,900	157
TriState Capital Holdings *	5,974	138
Univest Financial	5,600	144
Total Banks		1,693

Building & Construction — 1.0%
Beazer Homes USA *	9,000	135
Total Building & Construction		135

Capital Markets — 4.2%
Cowen, Cl A *	9,502	143
Pzena Investment Management, Cl A	16,424	136
Silvercrest Asset Management Group, Cl A	11,000	132
Virtus Investment Partners	1,294	140
Total Capital Markets		551

Chemicals — 2.4%
Advanced Emissions Solutions	12,129	169
Hawkins	3,260	139
Total Chemicals		308

Commercial Services & Supplies — 2.3%
Acme United	7,130	147
Heritage-Crystal Clean *	5,801	154
Total Commercial Services & Supplies		301

Computers & Services — 1.1%
Digi International *	10,000	144
Total Computers & Services		144

Construction & Engineering — 2.4%
Great Lakes Dredge & Dock *	13,800	148
Northwest Pipe *	5,293	162
Total Construction & Engineering		310

Construction Materials — 1.2%
United States Lime & Minerals	1,790	158
Total Construction Materials		158

Description	Shares	Value (000)

Consumer Electronics — 1.1%
Universal Electronics *	2,700	$141
Total Consumer Electronics		141

Consumer Finance — 3.4%
Elevate Credit *	37,744	154
EZCORP, Cl A *	22,345	118
Regional Management *	5,670	164
Total Consumer Finance		436

Containers & Packaging — 1.2%
UFP Technologies *	3,754	156
Total Containers & Packaging		156

Distributors — 0.8%
Funko, Cl A *	6,010	108
Total Distributors		108

Diversified Financial Services — 1.3%
Marlin Business Services	7,190	171
Total Diversified Financial Services		171

E-Commerce — 0.9%
Rubicon Project *	13,000	111
Total E-Commerce		111

Electric Utilities — 1.1%
Spark Energy, Cl A	14,657	140
Total Electric Utilities		140

Electronic Components & Equipment — 0.8%
Coda Octopus Group *	14,710	108
Total Electronic Components & Equipment		108

Electronic Equipment, Instruments & Components — 2.3%
Napco Security Technologies *	4,844	147
Vishay Precision Group *	4,417	150
Total Electronic Equipment, Instruments & Components		297

Energy Equipment & Services — 1.0%
Matrix Service *	6,711	126
Total Energy Equipment & Services		126

Engineering Services — 2.0%
IES Holdings *	7,000	136
Sterling Construction *	8,000	130
Total Engineering Services		266

Entertainment — 1.5%
Marcus	5,273	190
Total Entertainment		190

Financial Services — 2.8%
Enova International *	6,899	162
On Deck Capital *	43,753	195
Total Financial Services		357

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)

Food Products — 1.1%
Freshpet *	2,848	$149
Total Food Products		149

Gas & Natural Gas — 1.0%
Overseas Shipholding Group, Cl A *	76,459	125
Total Gas & Natural Gas		125

Health Care Equipment & Supplies — 1.4%
FONAR *	8,999	183
Total Health Care Equipment & Supplies		183

Health Care Providers & Services — 1.0%
Joint *	7,052	134
Total Health Care Providers & Services		134

Health Care Technology — 0.9%
MTBC *	31,561	114
Total Health Care Technology		114

Hotels, Restaurants & Leisure — 3.2%
El Pollo Loco Holdings *	11,607	135
Inspired Entertainment *	20,451	149
Monarch Casino & Resort *	3,148	136
Total Hotels, Restaurants & Leisure		420

Insurance — 6.2%
Citizens, Cl A *	25,987	172
Goosehead Insurance, Cl A	3,042	156
Heritage Insurance Holdings	10,116	135
Kingstone	17,360	140
Protective Insurance	12,998	206
Total Insurance		809

Internet & Direct Marketing Retail — 0.3%
Waitr Holdings *	82,204	36
Total Internet & Direct Marketing Retail		36

Media — 3.8%
DHI Group *	36,000	131
Fluent *	51,160	119
Lee Enterprises *	70,240	127
Marchex, Cl B *	36,000	119
Total Media		496

Medical Products & Services — 2.6%
Lantheus Holdings *	4,384	91
Pro-Dex *	9,000	120
Zynex	14,000	130
Total Medical Products & Services		341

Mortgage Real Estate Investment Trusts — 2.5%
Cherry Hill Mortgage Investment	10,300	139
Dynex Capital	11,356	184
Total Mortgage Real Estate Investment Trusts		323

Oil, Gas & Consumable Fuels — 2.5%
Bonanza Creek Energy *	6,147	110
Hallador Energy	35,160	118

Description	Shares	Value (000)

Oil, Gas & Consumable Fuels (continued)
W&T Offshore *	25,078	$101
Total Oil, Gas & Consumable Fuels		329

Personal Products — 0.9%
Lifevantage *	8,383	114
Total Personal Products		114

Petroleum & Fuel Products — 1.1%
DMC Global	3,200	143
Total Petroleum & Fuel Products		143

Professional Services — 1.1%
Barrett Business Services	1,617	142
Total Professional Services		142

Real Estate Investment Trust — 4.3%
BRT Apartments	7,980	133
City Office	9,000	122
CorEnergy Infrastructure Trust	3,120	150
Gladstone Commercial	6,598	156
Total Real Estate		561

Retail — 0.8%
MasterCraft Boat Holdings *	7,000	110
Total Retail		110

Semi-Conductors & Instruments — 3.8%
Ichor Holdings *	5,500	160
Photronics *	12,000	142
Ultra Clean Holdings *	9,000	193
Total Semi-Conductors & Instruments		495

Semiconductors & Semiconductor Equipment — 1.1%
SMART Global Holdings *	4,623	137
Total Semiconductors & Semiconductor Equipment		137

Software — 0.9%
GlobalSCAPE	12,040	117
Total Software		117

Specialty Retail — 1.2%
Zumiez *	4,812	154
Total Specialty Retail		154

Telecommunication Services — 1.1%
Meet Group *	32,610	139
Total Telecommunication Services		139

Thrifts & Mortgage Finance — 1.1%
Sachem Capital	30,500	139
Total Thrifts & Mortgage Finance		139

Trading Companies & Distributors — 2.2%
Foundation Building Materials *	7,590	141
Lawson Products *	3,038	140
Total Trading Companies & Distributors		281

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)

Water Utilities — 1.0%
York Water	2,861	$126
Total Water Utilities		126
Total Common Stock (Cost $12,357 (000))		12,780

Cash Equivalent (A) — 1.8%
Federated Government Obligations Fund, Cl I, 1.740%	240,758	241
Total Cash Equivalent (Cost $241 (000))		241
Total Investments — 100.2% (Cost $12,598 (000))		$13,021

Percentages are based on net assets of $12,990 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2019.

Cl — Class

As of October 31, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-015-0900

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 97.0%
Mississippi — 97.0%
City of Ocean Springs Mississippi, GO
4.000%, 12/01/29	$250	$298
Clinton, Public School District, GO
Callable 10/01/21 @ 100 2.750%, 10/01/28	150	153
Copiah County, GO
Callable 04/01/25 @ 100 3.500%, 04/01/32	390	406
Forrest County, GO
Callable 03/01/24 @ 100 4.000%, 03/01/27	385	426
Lauderdale County, GO
3.000%, 04/01/26	150	162
Lauderdale County, GO
Callable 11/01/25 @ 100 3.250%, 11/01/31	250	263
Callable 11/01/25 @ 100 3.000%, 11/01/30	100	105
Long Beach, School District, GO, BAM
4.000%, 03/01/27	275	320
Mississippi State, Development Bank, Brandon Public Improvement Project, RB
Callable 03/01/25 @ 100 3.000%, 03/01/30	155	162
Mississippi State, Development Bank, Clinton Public School District, RB
Callable 04/01/29 @ 100 4.000%, 04/01/37	100	112
Mississippi State, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100 4.125%, 11/01/31	200	210
Mississippi State, Development Bank, Gulf Coast Community College District, RB
Callable 12/01/26 @ 100 3.375%, 12/01/39	250	262
Mississippi State, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/34	400	531
Mississippi State, Development Bank, Hinds County Project, RB
5.000%, 11/01/26	75	92
Mississippi State, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100 5.000%, 04/01/28	530	585
Mississippi State, Development Bank, Jackson Public School District, RB
5.000%, 04/01/20	250	254
Mississippi State, Development Bank, Jones County Junior College Project, RB, BAM
Callable 05/01/26 @ 100 3.500%, 05/01/35	200	210

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi State, Development Bank, Marshall Country Industrial Development Authority, RB,
Callable 01/01/25 @ 100 3.750%, 01/01/35	$200	$212
Mississippi State, Development Bank, Meridian Apartment Center Project, RB
5.000%, 03/01/25	360	422
Mississippi State, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100 4.000%, 12/01/31	205	213
Mississippi State, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100 3.375%, 09/01/36	750	769
Mississippi State, Development Bank, Tax Increment Financing Project, TA
Callable 12/05/19 @ 100 4.500%, 05/01/24	120	120
Mississippi State, Development Bank, Vicksburg Public Improvement Project, RB, BAM
3.000%, 03/01/21	320	327
Mississippi State, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100 3.500%, 03/01/32	400	410
Mississippi State, Gaming Tax Revenue, Ser E, RB
5.000%, 10/15/25	500	601
Mississippi State, Ser D, GO
Callable 12/01/27 @ 100 3.000%, 12/01/37	500	515
Mississippi State, State Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100 4.000%, 10/01/36	400	415
Callable 10/01/21 @ 100 3.750%, 10/01/31	510	526
Mississippi State, University Educational Building, RB
Callable 08/01/27 @ 100 4.000%, 08/01/43	500	548
Oktibbeha County, Ser A, GO, AGM
Callable 11/01/28 @ 100 4.000%, 11/01/29	270	317
Oxford, School District, GO
Callable 04/01/27 @ 100 3.000%, 04/01/31	300	316
Oxford, Ser B, GO
Callable 08/01/25 @ 100 3.125%, 08/01/33	575	599
Starkville, GO
4.000%, 06/01/27	400	468

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Mississippi — (continued)
University of Southern Mississippi, Facilities Refinancing Project, Ser A, RB
Callable 03/01/25 @ 100 3.250%, 03/01/33	$425	$444
Total Mississippi		11,773
Total Municipal Bonds (Cost $11,192 (000))		11,773

Cash Equivalent (A) — 2.4%
Federated Government Obligations Fund, Cl I, 1.740%	296,355	296
Total Cash Equivalent (Cost $296 (000))		296
Total Investments — 99.4% (Cost $11,488 (000))		$12,069

Percentages are based on net assets of $12,141 (000).

(A)	The rate reported is the 7-day effective yield as of October 31, 2019.

AGM — Assured Guaranty Municipal

BAM— Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$11,773	$—	$11,773
Cash Equivalent	296	—	—	296
Total Investments in Securities	$296	$11,773	$—	$12,069

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended October 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-1800

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — 68.8%
Aerospace & Defense — 1.7%
Boeing (A)	2,100	$714
L3Harris Technologies (A)	3,800	784
Lockheed Martin (A)	2,100	791
Total Aerospace & Defense		2,289

Automotive — 3.0%
AutoZone *(A)	800	915
Cooper Tire & Rubber (A)	30,800	870
Dana (A)	51,500	836
Ford Motor	89,600	770
Stoneridge *	21,600	667
Total Automotive		4,058

Banks — 2.6%
Essent Group	10,200	531
JPMorgan Chase (A)	8,300	1,037
PNC Financial Services Group (A)	8,100	1,188
Voya Financial	13,100	707
Total Banks		3,463

Building & Construction — 1.9%
Allegion	7,400	859
Meritage Homes *(A)	15,200	1,096
Toll Brothers	13,300	529
Total Building & Construction		2,484

Chemicals — 1.5%
Celanese, Cl A (A)	10,500	1,272
Innospec	8,400	767
Total Chemicals		2,039

Commercial Services — 2.4%
Kforce	32,000	1,309
Tetra Tech	10,400	910
Waste Management (A)	9,100	1,021
Total Commercial Services		3,240

Computer Software — 0.6%
Intuit	3,000	772
Total Computer Software		772

Computers & Services — 5.4%
Apple (A)	4,500	1,119
Automatic Data Processing	4,600	746
Cadence Design Systems *	9,300	608
Comtech Telecommunications	18,600	650
EVERTEC	23,700	725
Fidelity National Information Services (A)	5,100	672
Microsoft (A)	6,500	932
Visa, Cl A (A)	4,900	876
Zebra Technologies, Cl A *(A)	3,900	928
Total Computers & Services		7,256

Drugs — 1.6%
Horizon Therapeutics *	28,300	818
Jazz Pharmaceuticals *	3,500	440

Description	Shares	Value (000)

Drugs (continued)
Zoetis, Cl A (A)	6,500	$831
Total Drugs		2,089

E-Commerce — 2.2%
Amazon.com *(A)	450	799
Booking Holdings *	375	768
eBay	10,300	363
Expedia Group (A)	7,000	957
Total E-Commerce		2,887

Electronic Equipment, Instruments & Components — 0.6%
Akamai Technologies *	9,700	839
Total Electronic Equipment, Instruments & Components		839

Engineering Services — 1.3%
EMCOR Group	9,300	816
MasTec *(A)	14,100	887
Total Engineering Services		1,703

Entertainment — 1.1%
SeaWorld Entertainment *	29,900	790
Take-Two Interactive Software *	5,600	674
Total Entertainment		1,464

Financial Services — 2.4%
American Express (A)	8,800	1,032
LPL Financial Holdings (A)	8,700	703
OneMain Holdings, Cl A	22,700	908
Synchrony Financial	14,700	520
Total Financial Services		3,163

Food, Beverage & Tobacco — 0.9%
Ingles Markets, Cl A	29,300	1,155
Total Food, Beverage & Tobacco		1,155

Hotels & Lodging — 0.3%
Hilton Worldwide Holdings	4,500	436
Total Hotels & Lodging		436

Household Products — 0.7%
Whirlpool (A)	6,600	1,004
Total Household Products		1,004

Hypermarkets & Super Centers — 0.8%
Costco Wholesale (A)	3,600	1,070
Total Hypermarkets & Super Centers		1,070

Industrials — 1.6%
Air Products & Chemicals (A)	5,400	1,152
Carlisle (A)	6,400	974
Total Industrials		2,126

Information Technology — 2.1%
Fortinet *	11,500	938
Perficient *	14,300	561
Science Applications International	9,000	744

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Information Technology (continued)
VMware, Cl A	3,800	$601
Total Information Technology		2,844

Insurance — 3.9%
Everest Re Group	2,400	617
Metlife (A)	15,100	707
Primerica (A)	8,600	1,085
Progressive (A)	13,200	920
Reinsurance Group of America, Cl A (A)	5,800	943
Travelers (A)	6,900	904
Total Insurance		5,176

Interactive Media & Servcies — 1.3%
Alphabet, Cl A *(A)	800	1,007
IAC *(A)	3,500	795
Total Interactive Media & Servcies		1,802

Leasing & Renting — 0.7%
Aaron’s	11,900	892
Total Leasing & Renting		892

Machinery — 2.2%
IDEX	4,700	731
SPX *(A)	24,900	1,134
Watts Water Technologies, Cl A (A)	12,300	1,147
Total Machinery		3,012

Manufacturing — 1.0%
Generac Holdings *(A)	14,300	1,381
Total Manufacturing		1,381

Media — 0.5%
Omnicom Group	9,400	726
Total Media		726

Medical Products & Services — 4.5%
Amgen (A)	3,700	789
AMN Healthcare Services *	8,300	488
Haemonetics *	5,800	700
HCA Healthcare (A)	7,900	1,055
Hill-Rom Holdings (A)	7,145	748
HMS Holdings *	21,700	709
Medpace Holdings *	9,400	692
Quidel *	6,900	393
Regeneron Pharmaceuticals *	1,700	521
Total Medical Products & Services		6,095

Metals & Mining — 0.7%
Reliance Steel & Aluminum	8,400	975
Total Metals & Mining		975

Mortgage Real Estate Investment Trust — 0.4%
Exantas Capital	43,900	516
Total Mortgage Real Estate Investment Trust		516

Description	Shares	Value (000)

Office Furniture & Fixtures — 0.7%
CDW	7,700	$985
Total Office Furniture & Fixtures		985

Paper & Paper Products — 0.8%
Packaging Corp of America (A)	9,200	1,007
Total Paper & Paper Products		1,007

Petroleum Refining — 3.0%
CVR Energy (A)	21,100	1,001
Delek US Holdings	22,800	911
HollyFrontier	17,600	967
Phillips 66 (A)	9,900	1,156
Total Petroleum Refining		4,035

Pharmaceuticals — 1.2%
Abbott Laboratories (A)	9,000	752
Eli Lilly (A)	7,000	798
Total Pharmaceuticals		1,550

Real Estate Investment Trust — 0.4%
Simon Property Group	3,750	565
Total Real Estate Investment Trust		565

Retail — 4.1%
Darden Restaurants (A)	7,400	831
Dine Brands Global	7,600	556
Hibbett Sports *(A)	45,800	1,093
Home Depot (A)	3,600	844
Ross Stores (A)	12,200	1,338
Wendy’s	40,700	862
Total Retail		5,524

Semi-Conductors & Instruments — 4.9%
Benchmark Electronics	26,000	881
Broadcom (A)	2,400	703
Cirrus Logic *(A)	14,500	986
KLA (A)	5,900	997
Lam Research	2,700	732
Onto Innovation *	11,100	357
Semtech *	21,700	1,095
Texas Instruments (A)	7,200	850
Total Semi-Conductors & Instruments		6,601

Telephones & Telecommunication — 0.8%
AT&T (A)	29,200	1,124
Total Telephones & Telecommunication		1,124

Transportation Services — 2.3%
Allison Transmission Holdings (A)	22,700	990
Federal Signal (A)	28,300	918
Norfolk Southern (A)	6,100	1,110
Total Transportation Services		3,018

Utilities — 0.6%
Ametek	8,500	779
Total Utilities		779
Total Common Stock (Cost $77,223 (000))		92,144

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Cash Equivalent (B) — 31.4%
Federated Government Obligations Fund, Cl I, 1.740%	42,032,663	$42,033
Total Cash Equivalent (Cost $42,033 (000))		42,033
Total Investments — 100.2% (Cost $119,256 (000))		$134,177

Percentages are based on net assets of $133,976 (000).

Securities Sold Short — (4.9)%
Description	Shares	Value (000)

Common Stock —(4.9)%
Aerospace & Defense — (0.1)%
Axon Enterprise*	(2,870)	$(147)
Total Aerospace & Defense		(147)

Agriculture — (0.1)%
Mosaic	(7,530)	(150)
Total Agriculture		(150)

Airlines — (0.1)%
American Airlines Group	(5,290)	(159)
Total Airlines		(159)

Automotive — (0.1)%
Motorcar Parts of America*	(8,980)	(171)
Total Automotive		(171)

Chemicals — (0.3)%
Albemarle	(2,165)	(131)
GCP Applied Technologies*	(7,140)	(148)
Ingevity*	(1,730)	(146)
Total Chemicals		(425)

Computer Software — (0.1)%
Instructure*	(3,480)	(163)
Total Computer Software		(163)

Consumer Products — (0.1)%
Wolverine World Wide	(5,150)	(153)
Total Consumer Products		(153)

Drugs — (0.1)%
Intersect ENT*	(8,850)	(158)
Total Drugs		(158)

E-Commerce — (0.2)%
Netflix*	(505)	(145)
Wayfair, Cl A*	(1,300)	(107)
Total E-Commerce		(252)

Engineering Services — (0.1)%
Tutor Perini*	(9,300)	(144)
Total Engineering Services		(144)

Entertainment — (0.5)%
Eldorado Resorts*	(3,440)	(154)
Madison Square Garden*	(550)	(147)

Description	Shares	Value (000)

Entertainment — (0.5)% (continued)
Red Rock Resorts, Cl A	(7,140)	$(155)
Scholastic	(3,910)	(151)
World Wrestling Entertainment, Cl A	(2,110)	(118)
Total Entertainment		(725)

Gas & Natural Gas — (0.1)%
GasLog	(10,510)	(144)
Total Gas & Natural Gas		(144)

Household Products — (0.1)%
Energizer Holdings	(3,670)	(156)
Total Household Products		(156)

Insurance — (0.1)%
Global Indemnity	(5,940)	(147)
Total Insurance		(147)

Machinery — (0.2)%
Barnes Group	(2,820)	(165)
Total Machinery		(165)

Medical Products & Services — (0.8)%
AnaptysBio*	(3,950)	(149)
Avanos Medical*	(3,750)	(165)
Centene*	(3,135)	(167)
Denali Therapeutics*	(9,760)	(153)
Providence Service*	(2,350)	(150)
Sarepta Therapeutics*	(1,690)	(140)
Tactile Systems Technology*	(3,040)	(138)
Total Medical Products & Services		(1,062)

Metals & Mining — (0.1)%
Olympic Steel	(9,766)	(146)
Total Metals & Mining		(146)

Petroleum & Fuel Products — (0.1)%
Apache	(6,650)	(144)
Total Petroleum & Fuel Products		(144)

Real Estate Investment Trust — (0.1)%
Rayonier^	(5,140)	(139)
Total Real Estate Investment Trust		(139)

Retail — (0.6)%
Beacon Roofing Supply*	(4,520)	(140)
Caleres	(6,870)	(148)
DXP Enterprises*	(4,470)	(154)
Guess?	(8,330)	(139)
Texas Roadhouse, Cl A	(3,075)	(174)
Total Retail		(755)

Semi-Conductors & Instruments — (0.4)%
Cohu	(9,810)	(163)
Cree*	(3,180)	(152)
IPG Photonics*	(1,100)	(147)
Total Semi-Conductors & Instruments		(462)

Telecommunication Services — (0.2)%
Anterix*	(3,790)	(154)
Total Telecommunication Services		(154)

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Telephones & Telecommunication — (0.1)%
ATN International	(2,585)	$(153)
Total Telephones & Telecommunication		(153)

Transportation Services — (0.1)%
Wabtec	(2,120)	(147)
Total Transportation Services		(147)

Waste Management Services — (0.1)%
Archer-Daniels-Midland	(3,710)	(156)
Total Waste Management Services		(156)

Total Common Stock (Proceeds $(6,582))		(6,577)
Total Securities Sold Short — (4.9)% (Proceeds $(6,582))		$(6,577)

Percentages are based on Net Assets of $133,976 (000).

*	Non-income producing security.
(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of October 31, 2019.

Cl — Class

As of October 31, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended October 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-2300

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 96.1%
Aerospace & Defense — 0.8%
Aerojet Rocketdyne Holdings *	3,300	$143
Total Aerospace & Defense		143

Automotive — 1.7%
Modine Manufacturing *	12,627	145
Stoneridge *	5,215	161
Total Automotive		306

Banks — 3.8%
Axos Financial *	5,766	168
Essent Group	3,358	175
Federal Agricultural Mortgage, Cl C	2,448	207
NMI Holdings, Cl A *	4,141	121
Total Banks		671

Beauty Products — 1.0%
USANA Health Sciences *	2,307	171
Total Beauty Products		171

Building & Construction — 3.8%
KB Home	6,754	241
Patrick Industries *	3,983	197
Universal Forest Products	4,520	227
Total Building & Construction		665

Chemicals — 2.5%
AdvanSix *	6,666	152
Innospec	1,692	155
Trinseo	2,901	123
Total Chemicals		430

Commercial Services — 1.7%
Heidrick & Struggles International	4,620	131
Kforce	4,268	175
Total Commercial Services		306

Computers & Services — 3.5%
Ciena *	5,690	211
CSG Systems International	4,105	237
Lumentum Holdings *	2,800	175
Total Computers & Services		623

Consumer Products — 2.5%
Crocs *	6,600	231
Deckers Outdoor *	1,395	213
Total Consumer Products		444

Diversified Support Services — 1.1%
UniFirst	982	197
Total Diversified Support Services		197

Drugs — 3.3%
ANI Pharmaceuticals *	2,506	196
Corcept Therapeutics *	12,444	181
Horizon Therapeutics *	6,890	199
Total Drugs		576

Description	Shares	Value (000)

Engineering Services — 0.8%
MasTec *	2,282	$144
Total Engineering Services		144

Entertainment — 0.9%
Scientific Games, Cl A *	6,156	148
Total Entertainment		148

Financial Services — 4.7%
Blucora *	6,565	142
Enova International *	6,641	156
Hamilton Lane, Cl A	3,873	231
On Deck Capital *	35,792	160
World Acceptance *	1,284	133
Total Financial Services		822

Forestry — 2.4%
Boise Cascade	5,000	179
Louisiana-Pacific	8,435	246
Total Forestry		425

Gas & Natural Gas — 0.6%
Overseas Shipholding Group, Cl A *	65,049	106
Total Gas & Natural Gas		106

Insurance — 4.9%
Argo Group International Holdings	2,652	164
Kemper	2,055	147
National General Holdings	7,922	169
RLI	2,485	242
Universal Insurance Holdings	5,198	141
Total Insurance		863

Leasing & Renting — 1.2%
RH *	1,200	218
Total Leasing & Renting		218

Machinery — 3.6%
Columbus McKinnon	3,957	148
Hillenbrand	4,667	144
Hurco	5,055	176
Kadant	1,807	164
Total Machinery		632

Manufacturing — 5.4%
Allied Motion Technologies	5,046	191
Atkore International Group *	7,039	244
Generac Holdings *	2,797	270
Sanderson Farms	1,611	249
Total Manufacturing		954

Media — 1.7%
Central European Media Enterprises, Cl A *	33,393	150
Nexstar Media Group, Cl A	1,563	152
Total Media		302

Medical Products & Services — 7.9%
Eagle Pharmaceuticals *	3,078	193
Halozyme Therapeutics *	9,588	147
Integer Holdings *	2,373	184

Schedule of Investments	October 31, 2019 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)

Medical Products & Services (continued)
Lantheus Holdings *	6,711	$140
Medpace Holdings *	2,107	155
NuVasive *	2,400	169
Omnicell *	2,307	163
PDL BioPharma *	86,575	244
Total Medical Products & Services		1,395

Metals & Mining — 1.0%
Schnitzer Steel Industries, Cl A	8,040	172
Total Metals & Mining		172

Office Furniture & Fixtures — 3.5%
ACCO Brands	17,618	161
MSA Safety	1,750	210
Tech Data *	1,982	241
Total Office Furniture & Fixtures		612

Petroleum & Fuel Products — 1.8%
Arch Coal	2,230	176
CONSOL Energy *	5,004	66
Mammoth Energy Services	9,090	14
Peabody Energy	5,190	55
Total Petroleum & Fuel Products		311

Petroleum Refining — 0.6%
Renewable Energy Group *	6,720	110
Total Petroleum Refining		110

Real Estate Investment Trust — 2.4%
Bluerock Residential Growth, Cl A	12,309	148
CareTrust	6,143	149
GEO Group	8,169	124
Total Real Estate Investment Trust		421

Real Estate Management & Development — 2.0%
Cushman & Wakefield *	9,823	184
Marcus & Millichap *	4,903	175
Total Real Estate Management & Development		359

Retail — 8.5%
BJ’s Restaurants	3,529	140
Boot Barn Holdings *	6,327	222
Brinker International	3,958	176
Children’s Place	1,864	153
Container Store Group *	21,602	91
Denny’s *	10,209	205
Hibbett Sports *	8,964	214
Johnson Outdoors, Cl A	2,345	137
Malibu Boats, Cl A *	4,858	158
Total Retail		1,496

Semi-Conductors & Instruments — 10.3%
Cabot Microelectronics	1,605	243
Cirrus Logic *	2,660	181
Diodes *	4,420	206
Entegris	3,842	184
Inphi *	2,636	189
Kimball Electronics *	11,476	170
Lattice Semiconductor *	8,700	170
Onto Innovation *	4,056	131

Description	Shares	Value (000)

Semi-Conductors & Instruments (continued)
Semtech *	3,006	$152
Silicon Laboratories *	1,737	185
Total Semi-Conductors & Instruments		1,811

Telecommunication Services — 2.0%
Iridium Communications *	8,365	205
Vonage Holdings *	15,030	147
Total Telecommunication Services		352

Transportation Services — 3.8%
ArcBest	4,870	141
Covenant Transportation Group, Cl A *	8,690	134
Echo Global Logistics *	8,363	166
Meritor *	9,931	219
Total Transportation Services		660

Wireless Telecommunication Services — 0.4%
Boingo Wireless *	8,143	77
Total Wireless Telecommunication Services		77
Total Common Stock (Cost $16,960 (000))		16,922

Cash Equivalent (A) — 4.5%
Federated Government Obligations Fund, Cl I, 1.740%	795,788	796
Total Cash Equivalent (Cost $796 (000))		796
Total Investments — 100.6% (Cost $17,756 (000))		$17,718

Percentages are based on net assets of $17,607 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2019.

Cl — Class

As of October 31, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-012-1200